Form N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number: 811-3489


                         The Wright Managed Equity Trust
                ---------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
    -------------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                Janet E. Sanders
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
    -------------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                          ------------------------------
                         (Registrant's Telephone Number)

                                   December 31
                              -----------------------
                             Date of Fiscal Year End

                                 March 31, 2008
                               ------------------
                            Date of Reporting Period
------------------------------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS

WRIGHT SELECTED BLUE CHIP EQUITIES FUND (WSBC)
---------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (Unaudited)

                                       Shares       Value


      EQUITY INTERESTS - 101.4%

AEROSPACE & DEFENSE -- 0.7%
Alliant Techsystems, Inc. *.........     195   $    20,188
DRS Technologies, Inc. .............   2,110       122,971
                                               ------------
                                               $   143,159
                                               ------------

AUTOMOBILES & COMPONENTS -- 3.0%
BorgWarner, Inc. ...................   9,705   $   417,606
Lear Corp. *........................     745        19,303
Oshkosh Truck Corp. ................   4,240       153,827
                                               ------------
                                               $   590,736
                                               ------------

BANKS -- 2.7%
Associated Banc Corp ...............   1,625   $    43,274
City National Corp. ................     815        40,310
First Community Bancorp ............   1,600        42,960
New York Community Bancorp, Inc. ...   9,505       173,181
SVB Financial Group *...............   4,025       175,651
Wilmington Trust Corp. .............   2,015        62,666
                                               ------------
                                              $    538,042
                                               ------------

CAPITAL GOODS -- 5.5%
AGCO Corp. *........................   6,835  $    409,280
SPX Corp. ..........................   4,900       514,010
Thomas & Betts Corp. *..............   4,645       168,939
                                               ------------
                                              $  1,092,229
                                               ------------
CHEMICALS -- 0.2%
Olin Corp. .........................   2,135  $     42,188
                                               ------------

COMMERCIAL SERVICES & SUPPLIES -- 3.6%
Belo Corp. .........................   1,260  $     13,318
Charles River Laboratories Int'l. *.   3,535       208,353
Harsco Corp. .......................   2,025       112,145
KBR, Inc. ..........................   3,150        87,350
Republic Services, Inc. ............   5,697       166,580
Stericycle, Inc. *..................   2,615       134,672
                                               ------------
                                              $    722,418
                                               ------------

COMMUNICATIONS EQUIPMENT -- 2.2%
Adtran, Inc. .......................   2,245  $     41,533
CommScope, Inc. *...................   4,305       149,943
Harris Corp. .......................   2,850       138,310
Plantronics, Inc. ..................   5,870       113,350
                                               ------------
                                              $    443,136
                                               ------------

COMPUTERS & PERIPHERALS -- 2.8%
Jack Henry & Associates, Inc. ......   4,575  $    112,865
Western Digital Corp. *.............  16,705       451,703
                                               ------------
                                              $    564,568
                                               ------------

CONSUMER DURABLES & APPAREL -- 1.9%
Callaway Golf Co. ..................   4,620  $     67,822
Mohawk Industries, Inc. *...........   2,670       191,199
The Warnaco Group, Inc. *...........   3,035       119,700
                                               ------------
                                              $    378,721

CONSUMER PRODUCTS -- 0.4%
American Greetings Corp. - Class A..   3,870  $     71,789
                                               ------------

DIVERSIFIED FINANCIALS -- 3.4%
Eaton Vance Corp. (1)...............   6,050  $    184,586
PMI Group Inc, (The) ...............   4,370        25,433
Raymond James Financial, Inc. ......  10,232       235,131
SEI Investments Co. ................   9,110       224,926
                                               ------------
                                              $    670,076
                                               ------------

EDUCATION -- 0.9%
Career Education Corp. *............   1,875  $     23,850
DeVry, Inc. ........................     445        18,619
Scholastic Corp. *..................   4,635       140,301
                                               ------------
                                              $    182,770
                                               ------------

ELECTRONIC EQUIPMENT & INSTRUMENTS-- 8.0%
Ametek, Inc. .......................   4,425  $    194,302
Amphenol Corp. - Class A............   4,200       156,450
Arrow Electronics, Inc. *...........   8,005       269,368
Avnet, Inc. *.......................   8,050       263,477
Hubbell, Inc. ......................   1,615        70,559
Ingram Micro, Inc. - Class A*.......   3,330        52,714
Lincoln Electric Holdings, Inc. ....   3,240       208,948
Pentair, Inc. ......................   3,240       103,356
Teleflex, Inc. .....................   1,885        89,933
ValueClick, Inc. *..................   5,575        96,169
Vishay Intertechnology, Inc. *......   7,940        71,936
                                               ------------
                                              $  1,577,212
                                               ------------

ENERGY -- 6.8%
Denbury Resources, Inc. *...........   8,120  $    231,826
FMC Technologies, Inc. *............   4,425       251,738
Frontier Oil Corp. .................   7,600       207,176
Helmerich & Payne, Inc. ............   3,375       158,186
Overseas Shipholding Group, Inc. ...   1,530       107,161
Patterson-UTI Energy, Inc. .........   6,195       162,185
Tidewater, Inc. ....................   4,095       225,676
                                               ------------
                                              $  1,343,948
                                               ------------

FOOD, BEVERAGE & TOBACCO -- 3.5%
Hansen Natural Corp. *..............   5,340  $    188,502
PepsiAmericas, Inc. ................   7,700       196,581
Smucker Co, (J.M.) .................   1,375        69,589
Universal Corp. ....................   3,710       243,116
                                               ------------
                                              $    697,788
                                               ------------

HEALTH CARE EQUIPMENT & SERVICES-- 7.7%
Apria Healthcare Group, Inc. *......   5,245  $    103,589
DENTSPLY International, Inc. .......   2,930       113,098
Gen-Probe, Inc. *...................     750        36,150
Health Net, Inc. *..................     895        27,566
Hologic, Inc. *.....................   1,785        99,246
Intuitive Surgical, Inc. *..........   1,365       442,738
Invitrogen Corp. *..................   1,715       146,581
LifePoint Hospitals, Inc. *.........   2,620        71,971
Lincare Holdings, Inc. *............   6,885       193,537
WellCare Health Plans, Inc. *.......   7,330       285,504
                                               ------------
                                              $  1,519,980
                                               ------------


HEAVY MACHINERY -- 1.7%
Grant Prideco, Inc. *...............   7,015  $    345,278
                                               ------------


HOUSEHOLD & PERSONAL PRODUCTS -- 2.4%
Energizer Holdings, Inc. *..........   3,725  $    337,038
Tupperware Brands Corp. ............   3,520       136,154
                                               ------------
                                              $    473,192
                                               ------------

INSURANCE -- 7.0%
American Financial Group Inc. ......   2,370  $     60,577
Everest Re Group, Ltd. .............   2,180       195,175
HCC Insurance Holdings, Inc. .......  12,825       290,999
Horace Mann Educators Corp. ........   2,480        43,350
Mercury General Corp. ..............   3,225       142,900
Old Republic International Corp. ...   2,113        27,279
StanCorp Financial Group, Inc. .....   6,415       306,060
W.R. Berkley Corp. .................  11,582       320,706
                                               ------------
                                              $  1,387,046
                                               ------------

MATERIALS -- 12.2%
Airgas, Inc. .......................   3,070  $    139,593
Albemarle Corp. ....................   7,805       285,038
Carpenter Technology Corp. .........   2,080       116,418
CF Industries Holdings, Inc. .......   1,915       198,432
Cleveland-Cliffs, Inc. .............     840       100,649
Commercial Metals Co. ..............   5,780       173,227
FMC Corp. ..........................   1,685        93,501
Kennametal, Inc. ...................   5,660       166,574
Lubrizol Corp. .....................   3,660       203,166
Martin Marietta Materials, Inc. ....     950       100,861
Precision Castparts Corp. ..........   1,765       180,171
Reliance Steel & Aluminum Co. ......   2,915       174,492
RPM International, Inc. ............     990        20,731
Sonoco Products Co. ................   4,045       115,808
Steel Dynamics, Inc. ...............   5,690       187,998
Terra Industries, Inc. *............   4,400       156,332
                                               ------------
                                              $  2,412,991
                                               ------------

PHARMACEUTICALS & BIOTECHNOLOGY -- 2.6%
Endo Pharmaceuticals
 Holdings, Inc. *...................   7,575  $    181,345
NBTY, Inc. *........................   4,570       136,871
Par Pharmaceutical Cos., Inc. *.....   5,620        97,732
Perrigo Co. ........................   2,520        95,080
                                               ------------
                                              $    511,028
                                               ------------


REAL ESTATE -- 2.0%
Cousins Properties, Inc. ...........   4,170  $    103,041
Jones Lang LaSalle, Inc. ...........     825        63,805
NVR, Inc. *.........................     310       185,225
UDR, Inc. ..........................   1,825        44,749
                                               ------------
                                              $    396,820
                                               ------------

RETAILING -- 3.6%
Aeropostale, Inc. *.................   2,007  $     54,410
American Eagle Outfitters, Inc. ....   8,432       147,644
Dollar Tree, Inc. *.................   6,870       189,543
Guess?, Inc. .......................     300        12,141
Phillips-Van Heusen Corp. ..........   3,300       125,136
Regis Corp. ........................   3,810       104,737
Rent-A-Center Inc. *................   3,865        70,923
                                               ------------
                                              $    704,534
                                               ------------


SEMICONDUCTOR EQUIPMENT & PRODUCTS-- 3.1%
Cree, Inc. *........................   3,550  $     99,258
Cypress Semiconductor Corp. *.......   6,290       148,507
International Rectifier Corp. *.....   2,235        48,052
Intersil Corp. - Class A............   4,010       102,937
Lam Research Corp. *................   5,045       192,820
RF Micro Devices, Inc. *............   7,245        19,272
                                               ------------
                                              $    610,846
                                               ------------


SOFTWARE & SERVICES -- 4.0%
Activision, Inc. *..................   3,500  $     95,585
Alliance Data Systems Corp. *.......   2,395       113,786
Cadence Design Systems, Inc. *......  14,235       152,030
F5 Networks, Inc. *.................     935        16,989
McAfee, Inc. *......................   8,095       267,864
Sybase, Inc. *......................   5,555       146,096
                                               ------------
                                              $    792,350
                                               ------------


TELECOMMUNICATION SERVICES -- 0.4%
NeuStar, Inc. - Class A*............     815  $     21,581
Telephone & Data Systems, Inc. .....   1,360        53,407
                                               ------------
                                              $     74,988
                                               ------------

TRANSPORTATION -- 2.4%
AirTran Holdings, Inc. *............  13,590  $     89,694
Alaska Air Group, Inc. *............   8,235       161,571
J.B. Hunt Transport Services, Inc. .   2,575        80,932
JetBlue Airways Corp. *.............  23,180       134,444
                                               ------------
                                              $    466,641
                                               ------------

UTILITIES -- 6.7%
AGL Resources, Inc. ................   4,600  $    157,872
Exterran Holdings, Inc. *...........     300        19,362
MDU Resources Group, Inc. ..........  20,033       491,810
OGE Energy Corp. ...................   1,815        56,574
Oneok, Inc. ........................  13,300       593,579
                                               ------------
                                              $  1,319,197
                                               ------------

TOTAL EQUITY INTERESTS - 101.4%
(identified cost, 19,275,070)                 $ 20,073,671

OTHER ASSETS, LESS LIABILITIES - (1.4)%           (283,188)
                                               ------------
NET ASSETS - 100.0%                            $19,790,483
                                               ============


* Non-income producing security.
(1) Affiliated investment.


The Fund did not have any open financial instruments at March 31, 2008.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2008 as determined on a federal income tax basis, were as follows:

     AGGREGATE COST                            $ 19,325,686
                                               ------------
     Gross unrealized appreciation             $ 2,983,997
     Gross unrealized depreciation              (2,236,012)
                                               ------------
     NET UNREALIZED APPRECIATION               $   747,985
                                               ------------


The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements", effective January 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

     o Level 1-- quoted prices in active markets for identical investments
     o Level 2 -- other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
     o Level 3 -- significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

At March 31, 2008, the inputs used in valuing the Fund's investments, which are carried at value, were as follows:

Valuation Inputs                          Investments in Securities
-----------------                         --------------------------
Level 1 - Quoted Prices                        $20,073,671
Level 2 - Other Significant Observable Inputs        -
Level 3 - Significant Unobservable Inputs            -
                                               ------------
     Total                                     $ 20,073,671
                                               ============


The Fund held no investments or other financial instruments as of December 31,2007 whose fair value was determined using Level 3 inputs.

Securities listed on securities exchanges or in the NASDAQ Global or Global Select Market are generally valued at the NASDAQ official closing price, if those prices are deemed to be representative of market values at the close of business. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates fair value. Securities for which market quotations are unavailable or deemed not to be representative of market values at the close of business are appraised at their fair value as determined in good faith by or at the direction of the Trustees.

WRIGHT MAJOR BLUE CHIP EQUITIES FUND (WMBC)
-------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (Unaudited)

                                       Shares       Value

     EQUITY INTERESTS - 99.8%

AUTOMOBILES & COMPONENTS -- 1.3%
Cooper Industries, Ltd. - Class A ..   3,540   $    142,131
Johnson Controls, Inc. .............  15,580        526,604
                                               ------------
                                               $    668,735
                                               ------------

BANKS -- 5.2%
American Express Co. ...............  18,760   $    820,187
Bank of New York Mellon Corp. ......  10,035        418,761
Wells Fargo & Co. ..................  47,810      1,391,271
                                               ------------
                                               $  2,630,219
                                               ------------

CAPITAL GOODS -- 9.4%
Caterpillar, Inc. ..................   7,925   $    620,448
Cummins, Inc. ......................  17,200        805,304
Deere & Co. ........................   5,225        420,299
General Electric Co. ...............  15,335        567,549
Illinois Tool Works, Inc. ..........   3,535        170,493
Lockheed Martin Corp. ..............  12,550      1,246,215
Paccar, Inc. .......................  13,455        605,475
Parker Hannifin Corp. ..............   4,515        312,754
                                               ------------
                                               $  4,748,537
                                               ------------

COMMUNICATIONS EQUIPMENT -- 2.6%
Cisco Systems, Inc. *...............  33,580   $    808,942
JDS Uniphase Corp. *................   7,790        104,308
L-3 Communications Holdings, Inc. ..   3,755        410,572
                                               ------------
                                               $  1,323,822
                                               ------------

COMPUTERS & PERIPHERALS -- 8.7%
Affiliated Computer
  Services, Inc. - Class A*.........   3,330   $    166,866
Apple, Inc. *.......................   4,625        663,688
Hewlett-Packard Co. ................  38,365      1,751,746
International Business Machines
  Corp..............................  15,735      1,811,728
                                               ------------
                                               $  4,394,028
                                               ------------

CONSUMER DURABLES & APPAREL -- 1.6%
Ball Corp. .........................   5,455   $    250,603
NIKE, Inc. - Class B................   7,910        537,880
                                               ------------
                                               $    788,483
                                               ------------

DIVERSIFIED FINANCIALS -- 5.0%
Capital One Financial Corp. ........   7,005   $    344,786
Citigroup, Inc. ....................       1             21
Franklin Resources, Inc. ...........   6,945        673,596
Goldman Sachs Group, Inc. (The) ....   3,650        603,673
Prudential Financial, Inc. .........   1,815        142,024
Regions Financial Corp. ............  12,800        252,800
State Street Corp. .................   6,450        509,550
                                               ------------
                                               $  2,526,450
                                               ------------

EDUCATION -- 0.1%
Apollo Group, Inc. - Class A*.......   1,325   $    57,240
                                               ------------


ELECTRONICS -- 0.5%
MEMC Electronic Materials, Inc. *...   3,425   $   242,832
                                               ------------


ENERGY -- 13.1%
Chesapeake Energy Corp. ............   4,230   $    195,215
Chevron Corp. ......................  17,730      1,513,433
ConocoPhillips Co. .................  11,015        839,453
ENSCO International, Inc. ..........   2,995        187,547
Exxon Mobil Corp. ..................  28,830      2,438,441
National Oilwell Varco, Inc. *......   4,025        234,979
Occidental Petroleum Corp. .........  11,580        847,309
Tesoro Corp. .......................   2,070         62,100
Transocean, Inc. *..................     730         98,696
Valero Energy Corp. ................   4,075        200,123
                                               ------------
                                              $   6,617,296
                                               ------------

ENTERTAINMENT & LEISURE -- 3.1%
CBS Corp. - Class B.................   6,725  $     148,488
Hasbro, Inc. .......................   6,400        178,560
Mattel, Inc. .......................   7,215        143,579
Walt Disney Co. (The) ..............  35,225      1,105,360
                                               ------------
                                              $   1,575,987
                                               ------------

FOOD, BEVERAGE & TOBACCO -- 5.3%
Altria Group, Inc. .................  18,970  $     421,134
Coca-Cola Enterprises, Inc. ........  14,460        349,932
General Mills, Inc. ................   2,935        175,748
Molson Coors Brewing Co. - Class B..   2,170        114,077
Pepsi Bottling Group, Inc. .........   8,430        285,861
PepsiCo, Inc. ......................   3,535        255,227
Philip Morris International, Inc. *.  18,970        959,503
Reynolds American, Inc. ............   2,010        118,650
                                               ------------
                                               $  2,680,132
                                               ------------


HEALTH CARE EQUIPMENT & SERVICES-- 4.9%
Aetna, Inc. ........................   9,600   $    404,064
AmerisourceBergen Corp. ............   7,115        291,573
Cigna Corp. ........................   6,315        256,199
Coventry Health Care, Inc. *........   4,980        200,943
Humana, Inc. *......................   3,665        164,412
Laboratory Corp of America Holdings *  2,450        180,516
UnitedHealth Group, Inc. ...........   9,361        321,644
WellPoint, Inc. *...................  14,900        657,537
                                               ------------
                                               $  2,476,888
                                               ------------

HOTELS, RESTAURANTS & LEISURE -- 1.6%
McDonald's Corp. ...................  14,285   $    796,674
                                               ------------

HOUSEHOLD DURABLES -- 0.4%
Black & Decker Corp. ...............   2,160   $    142,776
Stanley Works, (The) ...............   1,580         75,240
                                               ------------
                                               $    218,016
                                               ------------

INSURANCE -- 10.8%
ACE, Ltd. ..........................   3,370   $    185,552
AFLAC, Inc. ........................   4,510        292,924
Allstate Corp. (The) ...............   7,615        365,977
American International Group, Inc. .   9,175        396,819
Chubb Corp. ........................  13,375        661,795
Hartford Financial Services Group,
 Inc................................   8,860        671,322
Lincoln National Corp. .............   6,110        317,720
MetLife, Inc. ......................  22,845      1,376,640
Principal Financial Group, Inc. ....   2,315        128,992
Progressive Corp. ..................  11,730        188,501
Torchmark Corp. ....................   3,365        202,270
Travelers Cos, Inc. (The) ..........   9,485        453,857
Unum Group .........................   6,960        153,190
XL Capital, Ltd. - Class A .........   1,185         35,017
                                               ------------
                                               $  5,430,576
                                               ------------

MATERIALS -- 2.5%
Nucor Corp. ........................   7,450   $    504,663
Precision Castparts Corp. ..........   7,235        738,549
                                               ------------
                                               $  1,243,212
                                               ------------

METALS -- 0.7%
Freeport-McMoRan Copper & Gold, Inc.   3,705   $   356,495
                                               ------------


PHARMACEUTICALS & BIOTECHNOLOGY -- 5.2%
Johnson & Johnson, Inc. ............  12,330   $    799,847
King Pharmaceuticals, Inc. *........  12,520        108,924
Merck & Co., Inc. ..................   6,820        258,819
Pfizer, Inc. .......................  65,130      1,363,171
Watson Pharmaceuticals, Inc. *......   3,680        107,898
                                               ------------
                                               $ 2,638,659
                                               ------------

REAL ESTATE -- 0.8%
CB Richard Ellis Group, Inc.
  - Class A*                          19,395   $   419,708
                                               ------------


RETAILING -- 3.0%
Autozone, Inc. *....................   1,545   $    175,867
Best Buy Co., Inc. .................   7,140        296,025
Big Lots, Inc. *....................  11,850        264,255
GameStop Corp. - Class A*...........   2,540        131,343
RadioShack Corp. ...................   2,820         45,825
Sherwin-Williams Co. ...............   6,920        353,197
SUPERVALU, Inc. ....................   8,580        257,228
                                               ------------
                                               $  1,523,740
                                               ------------

SEMICONDUCTOR EQUIPMENT & PRODUCTS-- 1.5%
Applied Materials, Inc. ............  15,220   $    296,942
Nvidia Corp. *......................  22,020        435,776
                                               ------------
                                               $    732,718
                                               ------------

SOFTWARE & SERVICES -- 5.7%
BMC Software, Inc. *................   9,585   $    311,704
Computer Sciences Corp. *...........   6,600        269,214
Compuware Corp. *...................  16,955        124,450
EMC Corp. *.........................  14,825        212,590
Microsoft Corp. ....................  38,770      1,100,293
Oracle Corp. *......................  43,295        846,850
                                               ------------
                                               $  2,865,101
                                               ------------

TELECOMMUNICATION SERVICES -- 3.9%
AT&T, Inc. .........................  43,800   $  1,677,540
CenturyTel, Inc. ...................   4,245        141,104
Qwest Communications International,
  Inc...............................  10,430         47,248
Sprint Nextel Corp. ................  12,240         81,885
                                               ------------
                                               $  1,947,777
                                               ------------

TRANSPORTATION -- 0.5%
Boeing Co. (The) ...................   3,490   $    259,551
                                               ------------


TRAVEL -- 0.3%
Expedia, Inc. *.....................   6,025   $    131,887
                                               ------------


UTILITIES -- 2.1%
Entergy Corp. ......................   7,625   $    831,735
Public Service Enterprise Group, Inc.  5,805        233,303
                                               ------------
                                               $  1,065,038
                                               ------------

TOTAL EQUITY INTERESTS - 99.8%
(identified cost, 48,640,818)                  $ 50,359,801

OTHER ASSETS, LESS LIABILITIES - 0.2%               118,689
                                               ------------
NET ASSETS - 100.0%                            $ 50,478,490
                                               ============


*  Non-income-producing security.


The Fund did not have any open financial instruments at March 31, 2008.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2008 as determined on a federal income tax basis were as follows:

     AGGREGATE COST                            $48,642,305
                                                -----------

     Gross unrealized appreciation             $ 6,383,825
     Gross unrealized depreciation              (4,666,329)
                                                -----------

     NET UNREALIZED APPRECIATION               $ 1,717,496
                                                ===========

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements", effective January 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

     o Level 1-- quoted prices in active markets for identical investments
     o Level 2 -- other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
     o Level 3 -- significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

At March 31, 2008, the inputs used in valuing the Fund's investments, which are carried at value, were as follows:

Valuation Inputs                          Investments in Securities
-----------------                         --------------------------
Level 1 - Quoted Prices                        $ 50,359,801
Level 2 - Other Significant Observable Inputs        -
Level 3 - Significant Unobservable Inputs            -
                                               ------------
     Total                                     $50,359,801
                                               ============


The Fund held no investments or other financial instruments as of December 31, 2007 whose fair value was determined using Level 3 inputs.

Securities listed on securities exchanges or in the NASDAQ Global or Global Select Market are generally valued at the NASDAQ official closing price, if those prices are deemed to be representative of market values at the close of business. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates fair value. Securities for which market quotations are unavailable or deemed not to be representative of market values at the close of business are appraised at their fair value as determined in good faith by or at the direction of the Trustees.

WRIGHT INTERNATIONAL BLUE CHIP EQUITIES FUND (WIBC)
-------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (Unaudited)

                                      Shares       Value


     EQUITY INTERESTS - 102.7%

AUSTRALIA -- 3.7%
BHP Billiton, Ltd. (1)..............  37,812   $  1,236,043
BlueScope Steel, Ltd. ..............  57,720        520,047
Caltex Australia, Ltd. .............  24,874        295,408
QBE Insurance Group, Ltd. .......... 133,259      2,701,747
Westfield Group (1).................  61,849      1,004,968
                                               ------------
                                               $  5,758,213
                                               ------------

AUSTRIA -- 1.0%
Andritz AG (1)......................   9,584   $    528,029
Voestalpine AG .....................  15,099      1,052,705
                                               ------------
                                               $  1,580,734
                                               ------------

BELGIUM -- 1.5%
Colruyt SA .........................   1,869   $    482,728
Fortis .............................  71,279      1,802,605
                                               ------------
                                               $  2,285,333
                                               ------------

CANADA -- 6.3%
Canadian Pacific Railway, Ltd. .....   5,932   $    381,572
CGI Group, Inc. - Class A*..........  75,272        799,634
Encana Corp. .......................  33,317      2,539,242
Husky Energy, Inc. (1)..............  62,517      2,448,768
Methanex Corp. (1)..................  41,811      1,100,236
Petro-Canada .......................  15,311        667,324
Potash Corp. of Saskatchewan, Inc. .   8,258      1,283,711
Power Financial Corp. (1)...........  17,000        581,716
                                               ------------
                                               $  9,802,203
                                               ------------

DENMARK -- 2.5%
Danske Bank Aq (Stammaktie) ........  56,251   $  2,082,706
Novo Nordisk A/S Series B ..........  27,319      1,874,962
                                               ------------
                                               $  3,957,668
                                               ------------

FINLAND -- 1.9%
Nokia Oyj ..........................  69,068   $  2,193,212
Rautaruukki Oyj ....................  16,277        788,453
                                               ------------
                                               $  2,981,665
                                               ------------

FRANCE -- 10.0%
AXA (Actions Ordinaires) (1)........  20,145   $    733,858
BNP Paribas ........................  27,068      2,740,280
Carrefour SA .......................   8,530        660,537
France Telecom SA ..................  31,602      1,066,597
Pernod-Ricard SA (1)................   4,858        501,585
Sanofi-Aventis .....................  11,712        881,888
Schneider Electric SA (1)...........   5,292        687,271
Societe Generale de France *........   3,869        373,662
Societe Generale de France
 (Actions Ord.).....................  15,479      1,521,180
Total SA (1)........................  22,849      1,703,101
Unibail-Rodamco ....................  11,405      2,945,883
Vallourec SA .......................   6,757      1,646,385
                                               ------------
                                               $ 15,462,227
                                               ------------

GERMANY -- 13.0%
Allianz AG Holding (Namensaktie) ...   2,576   $    512,184
BASF AG (Stammaktie) ...............  23,691      3,202,501
Continental AG (Stammaktie) ........  11,540      1,181,074
Daimler AG (1)......................   8,328        714,571
Deutsche Bank AG (Stammaktie) ......   6,264        711,667
Deutsche Lufthansa AG ..............  38,977      1,057,966
E.On AG (Stammaktie) ...............  28,189      5,237,638
Gerresheimer AG *...................   6,053        305,674
Linde AG ...........................   3,713        526,509
MAN AG .............................  10,744      1,432,434
Muenchener Rueckversicherungs-
   Gesellschaft AG (1)..............   4,353        854,468
Porsche AG (Preferred Stock) .......   5,480      1,005,356
RWE AG (1)..........................   9,707      1,197,582
Salzgitter AG ......................     990        172,856
Siemens AG .........................   6,939        754,820
ThyssenKrupp AG ....................  24,233      1,391,558
                                               ------------
                                               $ 20,258,858
                                               ------------

GREECE -- 0.4%
Coca Cola Hellenic Bottling Co.SA *   11,896   $    556,069
                                               ------------


HONG KONG -- 4.5%
Cheung Kong Holdings, Ltd. .........  16,000   $    227,166
CLP Holdings, Ltd. (Ordinary) ...... 505,000      4,155,965
Esprit Holdings, Ltd. ..............  30,000        360,215
Li & Fung, Ltd. .................... 104,000        383,510
Sun Hung Kai Properties, Ltd. ...... 121,000      1,887,406
                                               ------------
                                               $  7,014,262
                                               ------------

IRELAND -- 0.5%
Anglo Irish Bank Corp. PLC .........  58,489   $    787,769
                                               ------------


ITALY -- 3.8%
Eni SpA (Azioni Ordinarie) ......... 151,880   $  5,198,288
Saipem SpA .........................  18,264        742,027
                                               ------------
                                               $  5,940,315
                                               ------------

JAPAN -- 17.4%
Astellas Pharma, Inc. (1)...........  32,400   $  1,256,483
Canon, Inc. ........................  14,650        675,576
Hamamatsu Photonics KK (1)..........  11,000        307,229
Kawasaki Kisen Kaisha, Ltd. ........ 124,000      1,207,173
Kddi Corp. .........................      45        275,330
Kobe Steel, Ltd. ................... 208,000        593,480
Makita Corp. .......................  22,000        691,817
Mitsubishi Corp. ...................  28,000        846,737
Mitsui OSK Lines, Ltd. ............. 211,000      2,554,428
Murata Manufacturing Co., Ltd. (1)..   9,600        477,420
Nintendo Company, Ltd. (1)..........   4,500      2,323,806
Nippon Oil Corp. ...................  50,000        312,453
Nippon Steel Corp. (1).............. 342,000      1,735,169
Nippon Yusen Kabushiki Kaisha (1)... 189,000      1,777,304
Nissan Motor Co., Ltd. (1).......... 116,000        960,305
Nisshin Steel Co., Ltd. (1)......... 302,000      1,046,767
OKUMA Corp. ........................  68,000        729,633
Sony Corp. .........................  15,900        634,179
Sumitomo Corp. (1).................. 100,500      1,325,730
Sumitomo Electric Industries,
  Ltd. (1)..........................  14,000        177,505
Sumitomo Metal Industries, Ltd. (1). 309,000      1,173,477
Takeda Pharmaceutical Co., Ltd. (1).   5,900        295,785
TDK Corp. ..........................   7,500        443,814
Tokai Rika Co., Ltd. ...............  14,600        382,107
Toyota Boshoku Corp. ...............  60,600      1,817,361
Toyota Motor Corp. .................  49,000      2,446,677
Yamaha Motor Co., Ltd. (1)..........  27,900        514,076
                                               ------------
                                               $ 26,981,821
                                               ------------


NETHERLANDS -- 3.8%
ING Groep NV (Aandeel) ............. 103,540   $  3,891,605
Koninklijke Philips Electronics NV
 (Aandeel) (1)......................  54,517      2,093,107
                                               ------------
                                               $  5,984,712
                                               ------------

NORWAY -- 2.4%
Norsk Hydro ASA (Ordinaere Aksje) ..  26,393   $    385,371
StatoilHydro ASA ...................  17,690        531,213
Telenor Group ASA *................. 125,208      2,402,279
Yara International ASA .............   7,512        435,339
                                               ------------
                                               $  3,754,202
                                               ------------


PORTUGAL -- 0.2%
Energias de Portugal SA ............  55,552   $    338,016
                                               ------------


SINGAPORE -- 1.2%
Overseas-Chinese Banking
  Corp., Ltd........................ 148,000   $    869,862
Singapore Petroleum Co., Ltd. (1)... 108,000        529,753
Singapore Telecommunications, Ltd. . 174,000        493,662
                                               ------------
                                               $  1,893,277
                                               ------------

SPAIN -- 6.4%
Acciona SA .........................   3,031   $    814,790
ACS, Actividades de Construccion
   y Servicios SA ..................  29,418      1,681,378
Banco Santander SA ................. 114,595      2,291,559
Repsol YPF SA (Accion) .............  40,031      1,386,604
Telefonica SA ...................... 128,423      3,703,566
                                               ------------
                                               $  9,877,897
                                               ------------

SWEDEN -- 2.6%
Kungsleden AB ......................  17,596   $    218,839
Scania AB Class B (1)...............  42,341        890,739
TeliaSonera AB (1).................. 359,176      2,889,181
                                               ------------
                                               $  3,998,759
                                               ------------

SWITZERLAND -- 4.1%
Credit Suisse Group ................  17,713   $    905,305
Holcim, Ltd. .......................   4,720        497,746
Swatch Group AG ....................   3,973      1,066,510
Zurich Financial Services
  (Inhaberaktie)....................  12,360      3,908,387
                                               ------------
                                               $  6,377,948
                                               ------------

TAIWAN -- 0.3%
Siliconware Precision Industries
   Co., ADR ........................  50,892   $   427,493
                                               ------------


UNITED KINGDOM -- 15.2%
Anglo American PLC (Ordinary) ......  28,471   $  1,713,426
Barclays PLC (Ordinary) ............ 247,835      2,231,350
BHP Billiton PLC ...................  46,977      1,395,833
British Airways PLC *...............  81,416        379,050
British American Tobacco PLC .......  31,128      1,169,902
Capita Group PLC, (The) ............  26,119        352,220
Centrica PLC ....................... 197,785      1,172,413
GlaxoSmithKline PLC ................  34,697        735,116
Hammerson PLC ......................  15,200        336,539
HBOS PLC ........................... 120,540      1,341,609
Legal & General Group (Ordinary) ... 477,902      1,200,585
Man Group PLC ...................... 160,511      1,768,940
Next PLC ...........................  12,467        282,223
Rio Tinto PLC ......................  11,089      1,153,320
Royal Bank of Scotland Group
  PLC (Ordinary).................... 146,113        979,372
Royal Dutch Shell PLC ..............  93,921      3,165,887
Unilever PLC .......................  83,029      2,803,690
Vodafone Group PLC ................. 453,133      1,359,007
                                               ------------
                                               $ 23,540,482
                                               ------------
TOTAL EQUITY INTERESTS - 102.7%
(identified cost, 151,273,668)                 $159,559,923
                                               ------------


SHORT-TERM INVESTMENTS - 16.9%

State Street Navigator Securities
   Lending Prime Portfolio (2)                 $ 26,228,156

TOTAL SHORT-TERM INVESTMENTS - 16.9%
(identified cost, 26,228,156)                  $ 26,228,156
                                               ------------

TOTAL INVESTMENTS - 119.6%
(identified cost, 177,501,824)                 $185,788,079

OTHER ASSETS, LESS LIABILITIES - (19.6)%        (30,440,287)
                                               ------------
NET ASSETS - 100.0%                            $155,347,792
                                               ============


ADR - American Depositary Receipt

*   Non-income-producing security.

(1) All or a portion on these securities were on loan at March 31, 2008.

(2) The amount invested in State Street Navigator Securities Lending Prime Portfolio represents cash collateral received for securities on loan as of March 31, 2008. Other Assets, Less Liabilities includes an equal and offsetting liability of the Fund to repay collateral amounts upon the return of loaned securities.

The Fund did not have any open financial instruments at March 31, 2008.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2008 as determined on a federal income tax basis, were as follows:

     AGGREGATE COST                            $179,574,094
                                                -----------

     Gross unrealized appreciation             $ 17,887,704
     Gross unrealized depreciation              (11,673,719)
                                                -----------

     NET UNREALIZED APPRECIATION               $  6,213,985
                                                ===========

The net unrealized appreciation on foreign currency is $37,028 at March 31, 2008.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements", effective January 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

     o Level 1-- quoted prices in active markets for identical investments
     o Level 2 -- other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
     o Level 3 -- significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

At March 31, 2008, the inputs used in valuing the Fund's investments, which are carried at value, were as follows:

Valuation Inputs                          Investments in Securities
------------------                        --------------------------
Level 1 - Quoted Prices                        $185,788,079
Level 2 - Other Significant Observable Inputs        -
Level 3 - Significant Unobservable Inputs            -
                                               ------------
     Total                                     $185,788,079
                                               ============


The Fund held no investments or other financial instruments as of December 31, 2007 whose fair value was determined using Level 3 inputs.

Securities listed on securities exchanges or in the NASDAQ Global or Global Select Market are generally valued at the NASDAQ official closing price, if those prices are deemed to be representative of market values at the close of business. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates fair value. Securities for which market quotations are unavailable or deemed not to be representative of market values at the close of business are appraised at their fair value as determined in good faith by or at the direction of the Trustees.

ITEM 2. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940(17CFR 270.30a-2(a)) is attached hereto as Exhibit 99Cert.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Wright Managed Equity Trust (On behalf of Wright Selected Blue Chip Equities Find, Wright Major Blue Chip Equities Fund, and Wright International Blue Chip Equities Fund).


By:      /s Peter M. Donovan
         -------------------
         Peter M. Donovan
         President

Date:    May 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s Barbara E. Campbell
         ----------------------
         Barbara E.Campbell
         Treasurer

Date:    May 29, 2008


By:      /s/ Peter M. Donovan
         --------------------
         Peter M. Donovan
         President

Date:    May 27, 2008